Accounts Receivable, Net (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts Receivable, Net (Textual)
Bad debt	$ (23,608)	$ (150,280)	$ 8,544
Allowance for continuing operations [Member]
Accounts Receivable, Net (Textual)
Bad debt			10,014
Recovery of bad debt	$ (46,831)	(139,716)
Allowance for discontinued operations [Member]
Accounts Receivable, Net (Textual)
Bad debt			$ 154,025